Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On February 5, 2021, the Company sold the 51% ownership of Horgos Glary Wisdom Marketing Planning Co., Ltd ("Wisdom") held by Horgos Glory Star Media Co., Ltd ("Horgos") to Mr. Feng Zhao, who held 49% ownership of Wisdom. Upon the consummation of the sale of Wisdom, Horgos ceased to hold shares in Wisdom and Wisdom was no longer a majority controlled subsidiary of Horgos. The disposal of Wisdom has no major effect on the Company's operations and financial results.

On February 22, 2021, the Company entered into an underwriting agreement (the "Underwriting Agreement") with Univest Securities, LLC ("Univest"), as the representative of the several underwriters named therein (collectively, the "Underwriters"), pursuant to which the Company agreed to issue and sell (i) 3,810,976 ordinary shares of the Company ("Offered Shares"), par value of $0.0001 per share (the "Ordinary Shares") and (ii) warrants (the "Warrants") to purchase an aggregate of 3,810,976 Ordinary Shares (the "Warrant Shares") in an underwritten public offering (the "Offering"). In addition, the Company has granted the Underwriters a 45-day option (the "Over-Allotment Option") to purchase up to an additional 571,646 Ordinary Shares (the "Option Shares") and Warrants to purchase up to 571,646 Ordinary Shares at the public offering price, less underwriting discounts and commissions. The Offered Shares and Warrants are delivered on February 24, 2021, at a public offering price of $3.28 per share and associated warrant to purchase one ordinary share, as set forth in the Underwriting Agreement, subject to the satisfaction of certain closing conditions. The exercise price of each Warrant is $4.10 per share, and each Warrant is exercisable immediately after the date of issuance and will expire five years from the date of issuance. The exercise price and the number of Warrant Shares issuable upon exercise of the Warrants are subject to adjustment upon the occurrence of specified events, including stock dividends, stock splits, combinations and reclassifications of the Ordinary Shares, as described in the Warrant. In addition, the Company agreed to issue Univest or its designees warrants (the "Underwriter Warrants") to purchase up to an aggregate of 190,549 Ordinary Shares (219,131 Ordinary Shares if the Over-Allotment Option is exercised in full), which represents 5.0% of the Offered Shares sold, or if the Over-Allotment Option is exercised in full, the Offered Shares and Option Shares sold, in the Offering. The Underwriter Warrants have an exercise price equal to $4.10, which is the same exercise price of the Warrants sold in the Offering, and are immediately exercisable for five years from the commencement of sales. The Underwriter Warrants have substantially similar terms to the Warrants issued in the Offering.

On March 4, 2021, Leshare Beijing repaid the $1,533 of short term bank loan to Xiamen International Bank and borrowed two new bank loans with aggregated amount of $1,533 from Xiamen International Bank for working capital needs, $460 of which bears a fix interest rate of 5.5% with due date on September 28, 2021 and $1,073 of which bears a fixed interest rate of 6.0% with maturity date on September 3, 2021.

On March 22, 2021, Glory Star Beijing repaid the $1,533 of short term bank loan to China Merchants Bank and borrowed a new bank loan of $1,533 from China Merchants Bank for working capital needs, which bears a fixed interest rate of 4.5% with maturity date on March 21, 2022.

On March 25, 2021, the underwriters fully exercised and closed on their over-allotment option to purchase an additional 571,646 ordinary shares of the Company, together with warrants to purchase up to 571,646 ordinary shares of the Company in connection with the Company's underwritten public offering on February 24, 2021. The additional ordinary shares and warrants were sold at the public offering price of $3.28 per ordinary share and associated warrant. After deducting underwriting discounts, the additional net proceeds of the sale of the ordinary shares and warrants from the over-allotment option were approximately $1,744.

These consolidated financial statements were approved by management and available for issuance on March 29, 2021. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.